Shareholder Report, Line Graph (Details) 199074_Shenkman Capital Floating Rate High Income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 1,496,380	$ 1,375,419	$ 1,230,606	$ 1,272,109	$ 1,194,678	$ 1,183,566	$ 1,151,072	$ 1,095,828	$ 1,046,318	$ 1,000,000	$ 1,594,087
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,166,148	1,045,231	1,038,538	1,216,082	1,227,065	1,146,952	1,039,886	1,052,687	1,051,924	1,000,000	$ 1,199,777
Morningstar LSTA US Leveraged Loan TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar LSTA US Leveraged Loan TR USD
Accumulated Value	1,592,547	1,453,138	1,285,382	1,319,505	1,217,213	1,204,463	1,168,214	1,110,538	1,054,641	1,000,000	$ 1,704,040
Morningstar LSTA US B- Ratings and Above Loan TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar LSTA US B- Ratings and Above Loan TR USD
Accumulated Value	$ 1,577,721	$ 1,438,402	$ 1,270,352	$ 1,297,335	$ 1,210,759	$ 1,194,971	$ 1,153,225	$ 1,099,592	$ 1,052,731	$ 1,000,000	$ 1,691,736